Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
17.	Income Taxes

During the years ended December 31, 2023 and 2022, the Company recorded no income tax benefits for the net operating losses incurred in each year or interim period, due to its uncertainty of realizing a benefit from those items.

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax rate	(21.0)%	(21.0)%
Research and development tax credits	(4.3)	(3.1)
State taxes, net of federal benefit	(7.8)	(4.3)
Stock-based compensation	1.4	0.6
Uncertain tax position reserves	0.8	4.6
Other	(0.3)	0.3
Change in deferred tax asset valuation allowance	31.2	22.9
Effective income tax rate	—%	—%

Net deferred tax assets as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$142,506	$132,560
Research and development tax credit carryforwards	52,843	48,854
Section 174 capitalized research and development expenses	55,572	38,894
Stock-based compensation expense	25,898	20,048
Lease liability	29,855	29,717
Deferred revenue	27,452	29,922
Accrued expenses	3,540	4,044
Section 163(j) limitation	3,741	2,303
Depreciation and amortization	398	396
Other	169	200
Total deferred tax assets	$341,974	$306,938
Deferred tax liabilities:
Depreciation and amortization	—	—
Right of use assets	(29,165)	(29,568)
Total deferred tax liabilities	(29,165)	(29,568)
Valuation allowance	$(312,809)	$(277,370)
Net deferred tax assets	$—	$—

The Tax Cuts and Jobs Act (“TCJA”) requires taxpayers to capitalize and amortize research and experimental expenditures under IRC Section 174 for tax years beginning after December 31, 2021. This rule became effective for the Company during the year ended December 31, 2022 and resulted in the capitalization of research and development costs of $102,558 and $160,586 for the years ended December 31, 2023 and 2022, respectively. The Company will amortize these costs for tax purposes over five years if the research and development was performed in the U.S. and over 15 years if the research and development was performed outside the U.S.

As of December 31, 2023, the Company had net operating loss carryforwards (“NOLs”) for federal and state income tax purposes of $527,065 and $504,215, respectively. Federal NOLs of $119,800, generated before 2018, will begin expiring in varying amounts in 2035 unless utilized. The remaining federal NOLs of $407,265, generated after 2017, will be carried forward indefinitely and could be used to offset up to 80% of taxable income in future tax years. The Company’s state NOLs will expire at various times starting in 2035. As of December 31, 2023, the Company also had available gross research and development tax credit carryforwards for federal and state income tax purposes of $53,928 and $11,455, respectively, which begin to expire in 2031 and 2028, respectively. The federal research and development tax credits include an orphan drug credit carryforward of $25,873.

Utilization of the NOLs and research and development tax credit carryforwards may be subject to a substantial annual limitation under Sections 382 and 383 of the IRC due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50% over a three-year period. Since its formation, the Company has raised capital through the issuance of capital stock on several occasions. These financings, combined with the purchasing shareholders' subsequent disposition of those shares, may have resulted in a change of control or could result in a change of control in the future upon subsequent disposition. The Company conducted an analysis to determine if historical changes in ownership through December 31, 2020 would limit or otherwise restrict its ability to utilize these NOLs and research and development credit carryforwards. As a result of this analysis, the Company does not believe there are any significant limitations on its ability to utilize these carryforwards. However, future changes in ownership after December 31, 2020 could affect the limitation in future years. Any limitation may result in expiration of a portion of the NOLs or research and development credit carryforwards before utilization.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred since inception and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the deferred tax assets as of December 31, 2023 and 2022. Management reevaluates the positive and negative evidence at each reporting period.

 Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2023 and 2022 related primarily to the increases in NOLs, research and development tax credit carryforwards and capitalized research and development expenses pursuant to IRC Section 174, and stock-based compensation were as follows:

	Year Ended December 31,
	2023	2022
Valuation allowance at beginning of year	$(277,370)	$(220,114)
Decreases recorded as benefit to income tax provision	—	—
Increases recorded to income tax provision	(35,439)	(57,256)
Valuation allowance as of end of year	$(312,809)	$(277,370)

During the year ended December 31, 2023, the Internal Revenue Service (“IRS”) concluded their examination of the Company for the period ended December 31, 2018 related to the Company’s 2018 research and development tax credits (“R&D Credit(s)”). The Company has adjusted its 2018 R&D Credits and its overall federal and state R&D Credit carryforward balance from the Company’s inception to December 31, 2023 to account for the conclusions drawn by the IRS. Also, the Company has reviewed each of its overall filing positions since inception and has not identified any additional positions that do not meet the more likely than not threshold. The Company does not anticipate a material change to its uncertain tax position reserves in the next 12 months. The changes in the Company’s unrecognized tax benefits for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Balance at beginning of year	$12,528	$—
Increase in unrecognized tax benefits as a result of tax positions taken during the year	1,001	12,528
Reduction to unrecognized tax benefits	—	—
Balance at end of year	$13,529	$12,528

The Company has not yet conducted a study of its research and development credit carry forwards. This study may result in further adjustment to the Company’s R&D Credits; however, a full valuation allowance has been provided against the Company’s R&D Credits, and if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the consolidated balance sheet or statement of operations if an adjustment were required. The Company had no other unrecognized tax benefits accrued for the years ended December 31, 2023 and 2022, or related interest and penalties as of such dates. The Company will recognize any interest and penalties related to uncertain tax positions in income tax expense.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. The Company’s tax years are still open under statute from 2011 to present. All years may be examined to the extent the tax credit or net operating loss carryforwards are used in future periods.